CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,496,519	4,785,778	4,377,731
Stock-based compensation	4,005,355	1,956,009	2,286,349
Charges to cost and expenses	(43,964)	199,387	133,742
Change in fair value of warrant liabilities	3,281,279	883,573	(178,668)
Change in fair value of derivatives	4,202,562	4,323,770	0
Change in fair value of earnout liability	5,527,501	0	0
Loss on extinguishment of convertible note	0	102,972	0
Amortization of debt discount	237,800	0	0
Other non-cash items	351,524	0	0
Changes in assets and liabilities:
Receivables, net	(88,992)	552,137	(163,266)
Inventories	2,779,118	77,901	284,894
Prepaid and other current assets	(2,839,423)	1,020,918	1,069,382
Unbilled receivables	(8,890,888)	0	0
Deferred contract costs	(19,427,689)	0	0
Other long-term assets	40,787	0	0
Accounts payable	19,278,074	(7,517,867)	5,388,131
Accrued expenses	566,521	453,575	(784,360)
Deferred revenue	(415,558)	117,497	897,512
Other current liabilities	3,567,199	2,547,651	6,011,974
Long-term liabilities	(874,069)	836,791	198,017
Net cash used in operating activities	(53,468,949)	(24,096,484)	(45,880,562)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(1,070,741)	(1,536,631)	(3,860,060)
Acquisition of business, net of cash acquired	(3,600,000)	0	0
Forward purchase receivable deposit	(65,062,414)	0	0
Forward purchase receipts	5,012,225	0	0
Other investing activities	0	308,331	(18,916)
Net cash used in investing activities	(64,720,930)	(1,228,300)	(3,878,976)
CASH FLOWS FROM FINANCING ACTIVITIES
Business Combination financing, net of redemptions and transaction costs	159,617,056	0	0
Principal payments on finance lease obligations	(73,903)	(72,130)	(3,048,052)
Proceeds from option exercises	768,086	71,758	102,320
Proceeds from sale of preferred stock	0	30,000,000	10,000,000
Proceeds from convertible note issuance	0	8,217,304	0
Preferred stock issuance costs	0	(719,033)	(21,308)
Repayment of borrowings	(7,500,000)	(7,520,000)	(980,000)
Proceeds from borrowings	43,800,226	12,500,000	0
Debt issuance costs	(669,677)	0	0
Net cash provided by financing activities	195,941,788	42,477,899	6,052,960
Total change in cash, cash equivalents and restricted cash	77,751,909	17,153,115	(43,706,578)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	30,043,046	12,889,931	56,596,509
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	107,794,955	30,043,046	12,889,931
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes	18,833	8,284	10,292
Cash paid for interest	280,990	404,411	301,155
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assumed warrant liability in connection with the Business Combination	325,200,758	0	0
Contingent consideration	0	12,644,170	0
Cashless exercise of warrants	587,172	0	0
Conversion of convertible promissory note to preferred stock	1,711,000	0	0
Conversion of preferred stock to common stock	17,228,250	0	0
Cash and cash equivalents at end of period	105,027,484	30,043,046	12,889,931
Restricted cash at end of period	2,767,471	0	0
Cash, cash equivalents and restricted cash at end of period	$ 107,794,955	$ 30,043,046	$ 12,889,931